FINANCIAL EXPENSE, NET (Tables)	12 Months Ended
Dec. 31, 2013
FINANCIAL EXPENSE, NET [Abstract]
Schedule of Financial Income (Expenses)
Year ended December 31,
	2013	2012	2011
Financial income:
Interest	$(1)	$(2)	$(9)
Hedging	(21)	(53)	-

	(22)	(55)	(9)
Financial expenses:
Interest and bank charges	45	124	286
Hedging	-	-	70
Exchange rate differences, net	146	94	22
Revaluation of liabilities presented at fair value	363	705	589
Convertible debt inducement expenses	-	108	202
Fair value of guarantee associated with short term loan	-	-	49
Accretion of contingent payment obligations	95	265	75

	649	1,296	1,293

	$627	$1,241	$1,284